CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (UNAUDITED) (Q3) - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class A [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 28, 2021
Beginning balance (in shares) at Feb. 28, 2021
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of September 30, 2022						(29,687)	(29,687)
Net income						7,116,141	7,116,141
Ending balance, value at Dec. 31, 2021			$ 451			(12,786,739)	(12,786,288)
Ending balance (in shares) at Dec. 31, 2021			4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of September 30, 2022						(71,491)	(71,491)
Net income						1,671,654	1,671,654
Ending balance, value at Mar. 31, 2022			$ 451			(11,186,576)	(11,186,125)
Ending balance (in shares) at Mar. 31, 2022			4,510,375
Beginning balance, value at Dec. 31, 2021			$ 451			(12,786,739)	(12,786,288)
Beginning balance (in shares) at Dec. 31, 2021			4,510,375
Net income							6,865,260
Ending balance, value at Sep. 30, 2022			$ 451			(7,121,532)	(7,121,081)
Ending balance (in shares) at Sep. 30, 2022			4,510,375
Beginning balance, value at Dec. 31, 2021			$ 451			(12,786,739)	(12,786,288)
Beginning balance (in shares) at Dec. 31, 2021			4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of September 30, 2022						(2,177,762)	(2,177,762)
Net income						7,712,607	7,712,607
Ending balance, value at Dec. 31, 2022			$ 451			(7,251,894)	(7,251,443)
Ending balance (in shares) at Dec. 31, 2022			4,510,375
Beginning balance, value at Mar. 31, 2022			$ 451			(11,186,576)	(11,186,125)
Beginning balance (in shares) at Mar. 31, 2022			4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of September 30, 2022						(230,598)	(230,598)
Net income						2,525,557	2,525,557
Ending balance, value at Jun. 30, 2022			$ 451			(8,891,617)	(8,891,166)
Ending balance (in shares) at Jun. 30, 2022			4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of September 30, 2022						(897,964)	(897,964)
Net income						2,668,049	2,668,049
Ending balance, value at Sep. 30, 2022			$ 451			(7,121,532)	(7,121,081)
Ending balance (in shares) at Sep. 30, 2022			4,510,375
Beginning balance, value at Dec. 31, 2022			$ 451			(7,251,894)	(7,251,443)
Beginning balance (in shares) at Dec. 31, 2022			4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of September 30, 2022						(141,323)	(141,323)
Net income						9,167	9,167
Ending balance, value at Mar. 31, 2023			$ 451			(7,384,050)	(7,383,599)
Ending balance (in shares) at Mar. 31, 2023			4,510,375
Beginning balance, value at Dec. 31, 2022			$ 451			(7,251,894)	(7,251,443)
Beginning balance (in shares) at Dec. 31, 2022			4,510,375
Net income							(1,855,229)
Ending balance, value at Sep. 30, 2023			$ 451		115,200	(3,429,199)	(3,313,548)
Ending balance (in shares) at Sep. 30, 2023			4,510,375
Beginning balance, value at Mar. 31, 2023			$ 451			(7,384,050)	(7,383,599)
Beginning balance (in shares) at Mar. 31, 2023			4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of September 30, 2022						(160,482)	(160,482)
Net income						199,685	199,685
Waiver of deferred underwriting commissions by underwriter (see Note 6)						6,014,585	6,014,585
Ending balance, value at Jun. 30, 2023			$ 451			(1,330,262)	(1,329,811)
Ending balance (in shares) at Jun. 30, 2023			4,510,375
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of September 30, 2022						(34,856)	(34,856)
Net income						(2,064,081)	(2,064,081)
Deemed contribution resulting from debt extinguishment					115,200		115,200
Ending balance, value at Sep. 30, 2023			$ 451		$ 115,200	$ (3,429,199)	$ (3,313,548)
Ending balance (in shares) at Sep. 30, 2023			4,510,375